Related Party Transactions - Schedule of Operating Entity’s Sales Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Quanzhou Huasen [Member]
Related Party Transaction [Line Items]
Total sales transactions	$ 44,034	$ 4,139	$ 13,383
Dayuyaodong [Member]
Related Party Transaction [Line Items]
Total sales transactions		1,230	602
Related Party [Member]
Related Party Transaction [Line Items]
Total sales transactions	$ 44,034	$ 5,369	$ 11,348